Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

A breakdown of cost and accumulated depreciation and amortization for premises and equipment as of December 31, 2012 and 2011 is as follows:

(In thousands of US$)	December 31,
	2012	2011
Land	-	462
Leasehold improvements	7,194	1,646
Building	-	3,750
Furniture and equipment	17,302	18,696
	24,496	24,554
Less: accumulated depreciation and amortization	11,688	17,881
	12,808	6,673